December 16, 2008

Securities and Exchange Commission

450 5th Street., N.W.

Washington, DC 20549

Re:	Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 for The Guardian Separate Account R of
The Guardian Insurance & Annuity Company, Inc.
(File Nos. 333-153839 and 811-21438)

Dear Sir or Madam:

On behalf of The Guardian Insurance & Annuity Company, Inc. (“GIAC”) and its separate account, The Guardian Separate Account R (the “Account”), transmitted herewith for filing is the Account’s Pre-Effective Amendment No. 1 (“Amendment”) to the Registration Statement on Form N-4 under the Securities Act of 1933 (“1933 Act”) and the Investment Company Act of 1940 (“1940 Act”) for certain variable annuity contracts.

I have responded to the comments made by the Staff to the initial Registration Statement, which was filed on October 3, 2008. The responses to the Staff comments were filed as correspondence with the Commission on December 8, 2008. This Amendment incorporates those responses to Staff comments. The Amendment also includes all exhibits, financial statements, non-material editorial and stylistic changes and other required disclosure that was not included in the initial Registration Statement.

We are seeking an effective date of December 23, 2008, or as soon thereafter as reasonably practicable.

Please call the undersigned at (212) 598-7177 with any comments or questions concerning this filing. Thank you for your attention to this matter.

Very truly yours,

/s/    Stephanie Susens

Stephanie Susens

Senior Counsel